Other Investments - Schedule of Other Investments (Details) - Non-current - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other investments [line items]
1 January	£ 1,100	£ 1,137
Exchange adjustments	(90)	8
Additions	153	108
Net fair value movements through OCI	157	(107)
Net fair value movements through profit or loss	(27)	29
Disposals	(256)	(75)
31 December	1,037	1,100
Investments designated as measured at FVTOCI
Other investments [line items]
1 January	843	931
Exchange adjustments	(73)	4
Additions	97	70
Net fair value movements through OCI	157	(107)
Net fair value movements through profit or loss	0	0
Disposals	(236)	(55)
31 December	788	843
Investments measured at FVTPL
Other investments [line items]
1 January	257	206
Exchange adjustments	(17)	4
Additions	56	38
Net fair value movements through OCI	0	0
Net fair value movements through profit or loss	(27)	29
Disposals	(20)	(20)
31 December	£ 249	£ 257